Schedule of detailed information about of other reserves (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Dividends	$ 150
Share issue related cost	200	$ 400	$ 100
Reserves for equity incentive costs	300	100
Shares were delivered	$ 300	$ 100